Segment And Geographic Information (Schedule Of Segment Profit) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Consolidated operating income	¥ 1,539,789	¥ 1,348,149	¥ 1,084,566
Other income	65,800	68,088	49,408
Equity in earnings (Losses) of affiliated companies	(21)	5,772	5,889
Other expenses	77,820	86,978	67,345
Income before income taxes and equity in earnings (losses) of affiliated companies	1,527,769	1,329,259	1,066,629
Operating Segments
Segment Reporting Information [Line Items]
Consolidated operating income	1,537,144	1,336,788	1,072,021
Operating Segments | Regional Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	359,491	264,957	168,860
Equity in earnings (Losses) of affiliated companies	180	544	(59)
Operating Segments | Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	40,836	96,688	113,568
Equity in earnings (Losses) of affiliated companies	(7)	46	916
Operating Segments | Mobile Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	951,634	788,362	635,751
Equity in earnings (Losses) of affiliated companies	(15,395)	(8,648)	(14,798)
Operating Segments | Data Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	107,875	112,739	86,361
Equity in earnings (Losses) of affiliated companies	(618)	124	87
Operating Segments | Other
Segment Reporting Information [Line Items]
Consolidated operating income	77,308	74,042	67,481
Equity in earnings (Losses) of affiliated companies	15,819	13,706	19,743
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Consolidated operating income	¥ 2,645	¥ 11,361	¥ 12,545